Subsequent Events (Details)																9 Months Ended	12 Months Ended
		Oct. 06, 2025 USD ($)	Apr. 02, 2025 USD ($)	Mar. 31, 2025 shares	Mar. 10, 2025 USD ($)	Mar. 03, 2025 shares	Feb. 28, 2025 USD ($) $ / shares shares	Feb. 11, 2025	Dec. 31, 2024 USD ($) shares		Dec. 24, 2024 shares	Dec. 12, 2024 shares	Dec. 10, 2024 shares	Jun. 03, 2024 shares	Apr. 17, 2024 shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($)	Jan. 21, 2026 USD ($)	Nov. 10, 2025 USD ($)	Oct. 31, 2025 USD ($) Tokens	May 05, 2025 $ / shares	Apr. 01, 2025 USD ($)
Subsequent Events [Line Items]
Ordinary shares issued (in Shares) | shares														102,890,000	53,600,000	300,051
Reverse stock split (in Shares) | shares																73,500
Ordinary shares issued (in Shares) | shares							125,000		677	[1]						143,513 [1]	677	[1]
Ordinary shares reverse stock (in Shares) | shares																	35,105
Deemed value per share (in Dollars per share) | $ / shares							$ 1.7
Valid period				10 years
Awarded shares (in Shares) | shares				1,054,260
Outstanding amount				20.00%
Shares issued value	[2],[3]																		$ 2,866,856
Gross sales revenue percentage																2.00%
Brokerage fees percentage																10.00%
Digital-assets																						$ 110,000,000
Forecast [Member]
Subsequent Events [Line Items]
Bid price (in Dollars per share) | $ / shares																							$ 1
Evident Capital to launch tokenized bonds																				$ 30,000,000
Genetics & IVF Institute, Inc [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares) | shares							2,500,000
Ordinary shares reverse stock (in Shares) | shares							125,000
2025 Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Original principal amount																								$ 25,600,000
2025 Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Original principal amount																								25,600,000
Senior Convertible Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Principal amount			$ 2,000,000
Bears an interest rate			14.75%
Convertible Notes [Member]
Subsequent Events [Line Items]
Convertible notes outstanding									$ 3,150,000								$ 3,150,000
Promissory Notes [Member]
Subsequent Events [Line Items]
Promissory notes outstanding									$ 500,000								$ 500,000
Convertible Notes Payable [Member]
Subsequent Events [Line Items]
Convertible notes outstanding																$ 1,125,000
Share Repurchase Program [Member]
Subsequent Events [Line Items]
Share repurchase program																					$ 2,000,000
NewGen [Member]
Subsequent Events [Line Items]
Gross sales revenue percentage																36.00%
White Lion [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares																	166,000
Shares issued value																	$ 5,193,763
Digital-assets purchase agreement solana tokens (in Tokens) | Tokens																						600,000
MicroSort Acquisition [Member]
Subsequent Events [Line Items]
Business combination agreement							$ 5,000,000
NewGen [Member]
Subsequent Events [Line Items]
Business combination cash							750,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Reverse stock split								1-for-20
Shareholder equity					$ 2,500,000
Cash consideration							$ 750,000
Ordinary shares issued (in Shares) | shares							125,000
Ordinary shares reverse stock (in Shares) | shares							12,500
Deemed value per share (in Dollars per share) | $ / shares							$ 1.7
Valid period				10 years
Awarded shares (in Shares) | shares				105,426
Outstanding amount				20.00%
Bargain purchase gain		$ 19,200,000
Joint venture		60.00%
Percentage of Share Price		36.00%
Subsequent Event [Member] | Genetics & IVF Institute, Inc [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares) | shares							2,500,000
Subsequent Event [Member] | IP [Member]
Subsequent Events [Line Items]
Fair value of intellectual property		$ 17,900,000
Subsequent Event [Member] | MicroSort Acquisition [Member]
Subsequent Events [Line Items]
Business combination agreement							$ 5,000,000
Subsequent Event [Member] | NewGen [Member]
Subsequent Events [Line Items]
Business combination cash							$ 750,000
Class A ordinary shares
Subsequent Events [Line Items]
Converted into ordinary shares (in Shares) | shares																957,185	259,425
Class A ordinary shares | 2025 Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Original principal amount																								3,200,000
Class A ordinary shares | 2025 Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Original principal amount																								$ 3,200,000
Class A ordinary shares | White Lion [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares) | shares									40		33	253	47
Class A ordinary shares | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares) | shares						150,000
Reverse stock split (in Shares) | shares						15,000

[1]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued and in January 2026 of 1 share for every 3 shares issued respectively.
[2]	On January 10, 2023, the Company issued 137 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 345 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,054,556. During 2024, the service scope and duration were reduced and the service value was adjusted accordingly pursuant to addendums to respective agreements
[3]	On January 10, 2023, the Company issued 2 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 5 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,054,556. During 2024, the service scope and duration were reduced and the service value was adjusted accordingly pursuant to addendums to respective agreements